Exhibit 99.1
*REVISED - 12/31/2007

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		9/17/2007
Period No		6
Collection Period:		8/1/2007 - 8/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	10,012,374.65
Partial and Full Prepayments Received	8,493,347.19
Interest Payments Received	20,191,069.61
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	90,082.94
Proceeds on Defaulted Receivables Prior to Charge Off	8,812,023.82
Recoveries on Previously Charged Off Receivables	2,064,752.39
Less Netted Expenses	372,835.81
Net Swap Receipts or Payments	351,336.56
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	147,580.88
Interest and Other for Prefunding Account	0.01
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	1.43
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	3,413,103.48
Total Funds Available		53,202,837.15

II. Principal
Beginning Original Pool Contracts	1,261,689,992.44
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,261,689,992.44
Principal Portion of Scheduled Payments	10,012,374.65
Principal Portion of Prepayments (partial and full)	8,493,347.19
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	28,346,136.67
Aggregate Amount of Cram Down Loss	140,185.90
Principal Distributable Amount	46,992,044.41
Ending Principal Balance		1,214,697,948.03

III. Distribution
1. Indenture Trustee Fee	10,514.08
2. Trust Collateral Agent	15,069.50
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	3,154,224.98
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	526,972.05
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,444,244.68
7. Note Insurer Fee	211,595.92
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	41,118,038.86
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	3,468,510.41
Total Distribution Amount		53,202,837.15

*REVISED - 12/31/2007

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		9/17/2007
Period No		6
Collection Period:		8/1/2007 - 8/31/2007

IV. Balance

Original Pool Total	1,371,428,621.04
Beginning Pool Total	1,261,689,992.44
Ending Pool Total	1,214,697,948.03

Original Note Total	1,200,000,000.00
Beginning Note Total	1,103,978,699.97
Ending Note Total	1,062,860,661.11

Class A1 Original Balance	204,000,000.00
Class A1 Beginning Balance	107,978,699.97
Class A1 Ending Balance	66,860,661.11

Class A3 Original Balance	185,000,000.00
Class A3 Beginning Balance	185,000,000.00
Class A3 Ending Balance	185,000,000.00

Note Insurer Reimbursement	0.00

Class A1 Pool Factor	0.32775
Class A2 Pool Factor	1.00000
Class A3 Pool Factor	1.00000
Class A4 Pool Factor	1.00000

Class A2 Original Balance	340,000,000.00
Class A2 Beginning Balance	340,000,000.00
Class A2 Ending Balance	340,000,000.00

Class A4 Original Balance	471,000,000.00
Class A4 Beginning Balance	471,000,000.00
Class A4 Ending Balance	471,000,000.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	1,261,689,992.44	1,214,697,948.03
Wtd Avg Coupon	21.29%	21.25%
Wtd Avg Original Term	62.13	62.15
Wtd Avg Remaining Term	56.23	55.42
# Contracts	85,845	83,311
Account to Collector Ratio*	667	654

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	12,236	180,400,405.09	14.85%
61- 90 Days Delinquent	3,251	46,973,196.32	3.87%
91- 120 Days Delinquent	2,100	31,112,284.39	2.56%
Defaulted Receivables	3,119	43,570,659.09	3.59%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	918	14,421,171.51
Vehicles Repossessed in Current Period	1284	19,705,774.88
Repossessed Vehicles Sold in Current Period	1034	16,271,925.56
Repossessed Vehicles Reinstated in Current Period	127	1,793,997.55
Repossessed Vehicle Adjustment in Current Period	8	132,403.54
Repossessed Inventory — End of Collection Period	1033	15,928,619.74

*REVISED - 12/31/2007

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		9/17/2007
Period No		6
Collection Period:		8/1/2007 - 8/31/2007

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	19,982,466.65
Recoveries on Previously Charged-Off Receivables	2,064,752.39
Expenses	0.00
Net Losses in Current Period	17,917,714.26
Recoveries on Repurchased Receivables	0.00
Cum. Net Losses to Date	41,457,838.76
Cum. Net Loss to (% of Pool)	3.02
Extension Count	2,410.00
Extension Balance	40,831,460.63
Modified Cumulative Net Loss	100,916,309.43
Modified Cumulative Net Loss to (% of Pool)	7.36

IX. Reserve Fund
Beginning of Reserve Balance	68,419,699.02
Letter of Credit	92,600,000.00
Reinvestment Income	304,137.71
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	3,413,103.48
Ending Reserve Balance	157,910,733.24	13.00%
Reserve Fund Requirement	157,910,733.24	13.00%
Cash Reserve	65,310,733.24	5.38%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.01
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.01
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	1.43
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

*REVISED - 12/31/2007

	Servicer’s Certificate
	Drive 2007-1
Distribution Date		9/17/2007
Period No		6
Collection Period:		8/1/2007 - 8/31/2007

XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No	Average	Current Month	Previous Month	Previous Month

Security Interest
5. Both			No
(i) Average Delinquency Ratio	Limit:	6.42		5.89	6.43	6.22	5.03
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	7.29			7.36
6. Cumulative Net Loss Ratio	Limit:	7.29	No		3.02
7. Extension Ratio	Limit:	4.00	No	1.80	2.89	1.92	0.58
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No

XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month

1. Delinquency	Limit:	6.42	No	5.89	6.43	6.22	5.03
2. Cumulative Net Loss	Limit:	5.96	No		3.02

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
Date: December 31, 2007

*	An incorrect rate was provided to the Servicer by the Trustee for the calculation of both the Class A4 interest payment and the swap receipt amount. Net cash flows were unaffected.

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